UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number  811-08359

The Westport Funds
(Exact name of Registrant as specified in charter)

253 Riverside Avenue
Westport, Connecticut 06880
(Address of principal executive offices) (Zip code)

Edmund H. Nicklin, Jr.,
253 Riverside Avenue
Westport, Connecticut 06880
(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 593-7878

Date of fiscal year end: 12/31

Date of reporting period: 3/31/16

FORM N-Q
Item 1.  Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
March 31, 2016 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Market Value

Banks & Thrifts/Financial Services - 1.8%
Banner Corp.	33,580	$1,411,703
Yadkin Financial Corp.	96,913	2,293,931
		3,705,634

Business Products & Services - 20.6%
PTC, Inc.(a)	432,804	14,351,781
Synopsys, Inc.(a)	404,192	19,579,060
Zebra Technologies Corp. - Class A(a)	112,500	7,762,500
		41,693,341

Consumer Products & Services - 12.0%
Belmond Ltd. - Class A(a)	128,182	1,216,447
Big Lots, Inc.	421,617	19,095,034
Express, Inc.(a)	191,217	4,093,956
		24,405,437

Health Care Products & Services - 16.1%
Universal Health Services, Inc. - Class B	261,378	32,599,064

Industrial Services - 10.7%
DeVry Education Group Inc.	323,150	5,580,801
United Rentals, Inc.(a)	260,400	16,194,276
		21,775,077

Industrial Specialty Products - 19.4%
FEI Company	189,371	16,855,913
IPG Photonics Corp.(a)	184,400	17,717,152
Rofin-Sinar Technologies, Inc.(a)	150,553	4,850,818
		39,423,883

Insurance - 10.9%
Radian Group, Inc.	657,989	8,159,064
Willis Towers Watson PLC	116,943	13,876,456
		22,035,520

Oil & Gas Producers - 0.1%
Stone Energy Corp.(a)	150,000	118,500

Security Products & Services - 0.3%
Checkpoint Systems, Inc.(a)	64,525	652,993

Specialty Materials & Components - 6.5%
Rogers Corp. (a)	220,995	13,230,970

TOTAL COMMON STOCKS (Cost $77,142,355)		$199,640,419

MONEY MARKET - 1.2%	Shares	Market Value

Federated U.S. Treasury Cash Reserve Fund	2,530,287	$2,530,287

TOTAL MONEY MARKET (Cost $2,530,287)		$2,530,287

TOTAL INVESTMENT SECURITIES - 99.6% (Cost $79,672,642)		$202,170,706
OTHER ASSETS AND LIABILITIES - 0.4%		812,091
NET ASSETS - 100.0%		$202,982,797

(a)	Non-income producing security.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS
March 31, 2016 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Market Value

Aerospace Products & Services - 2.1%
Rockwell Collins, Inc.	100,000	$9,221,000

Banks & Thrifts/Financial Services - 6.5%
MasterCard, Inc. - Class A	307,500	29,058,750

Broadcasting/Cable TV/Advertising - 8.4%
Interpublic Group of Companies, Inc.	910,857	20,904,168
Time Warner, Inc.	230,000	16,686,500
		37,590,668

Business Products & Services - 22.1%
CACI International, Inc.(a)	35,000	3,734,500
Check Point Software Technologies Ltd.(a)	365,000	31,926,550
PTC, Inc.(a)	650,000	21,554,000
Synopsys, Inc.(a)	572,012	27,708,261
Teradata Corp.(a)	265,000	6,953,600
Zebra Technologies Corp. - Class A(a)	95,000	6,555,000
		98,431,911

Chemicals - 4.9%
Agrium, Inc.	70,700	6,242,103
FMC Corp.	380,000	15,340,600
		21,582,703

Consumer Products & Services - 8.0%
Bed Bath & Beyond, Inc.(a)	100,000	4,964,000
Mohawk Industries, Inc.(a)	16,000	3,054,400
Ross Stores, Inc.	420,000	24,318,000
SeaWorld Entertainment, Inc.	155,000	3,264,300
		35,600,700

Health Care Products & Services - 15.1%
CVS Health Corp.	192,090	19,925,496
Gilead Sciences, Inc.	95,000	8,726,700
Universal Health Services, Inc. - Class B	310,013	38,664,821
		67,317,017

Industrial Specialty Products - 7.3%
Amphenol Corp.	389,200	22,503,544
FEI Company	110,000	9,791,100
		32,294,644

Insurance - 3.1%
Willis Towers Watson PLC	117,025	13,886,187

Medical Products & Services - 9.1%
Abbott Laboratories	200,000	8,366,000
Charles River Laboratories International, Inc.(a)	155,000	11,770,700
Varian Medical Systems, Inc.(a)	255,300	20,429,106
		40,565,806

Oil & Gas Producers - 7.7%
Anadarko Petroleum Corp.	200,000	9,314,000
EOG Resources, Inc.	345,000	25,040,100
Stone Energy Corp.(a)	162,541	128,408
		34,482,508

Transportation - 4.5%
FedEx Corp.	122,500	19,933,200

TOTAL COMMON STOCKS (Cost $239,954,465)		$439,965,094

MONEY MARKETS - 1.3%	Shares	Market Value

Federated U.S. Treasury Cash Reserve Fund	5,794,925	$5,794,925

TOTAL MONEY MARKETS (Cost $5,794,925)		$5,794,925

TOTAL INVESTMENT SECURITIES - 100.1% (Cost $245,749,390)		$445,760,019
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(561,216)
NET ASSETS - 100.0%		$445,198,803

(a)	Non-income producing security.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2016 (Unaudited)

Security Valuation – The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities traded on stock exchanges are valued at the last sale price and securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available, or for which an available market quotation is determined not to be reliable, are valued at their fair value as determined in accordance with the valuation procedures approved by the Board of Trustees.

Security Transactions – Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Federal Tax Information – As of March 31, 2016, The Westport Funds had the following federal tax cost resulting in unrealized appreciation as follows:

	Westport Select Cap Fund	Westport Fund
Gross Unrealized Appreciation	$126,220,806	$211,302,950
Gross Unrealized Depreciation	(3,722,742)	(11,292,321)
Net Unrealized Appreciation	$122,498,064	$200,010,629
Federal Income Tax Cost	$79,672,642	$245,749,390

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. Generally Accepted Accounting Procedures (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

• Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds did not hold any Level 2 or Level 3 securities during the period ended March 31, 2016. There were no transfers into and out of any level during the current period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

Westport Select Cap Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$199,640,419	$-	$-	$199,640,419
Money Market	2,530,287	-	-	2,530,287
Total	$202,170,706	$-	$-	$202,170,706

Westport Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$439,965,094	$-	$-	$439,965,094
Money Market	5,794,925	-	-	5,794,925
Total	$445,760,019	$-	$-	$445,760,019

*	All sub-categories within common stocks represent Level 1 evaluation status. See Portfolios of Investments for industry categories.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Westport Funds

By:	/s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date:	May 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date:	May 18, 2016

By:	/s/ Terry A. Wettergreen
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date:	May 18, 2016